Other Income (Expense)	9 Months Ended
Sep. 30, 2016
Other Liabilities Disclosure [Abstract]
Other Income (Expense)
Other Income (Expense)
The components of other income (expense) are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	$	$	$	$
Freight tax recovery (provision)	488	(1,343)	(4,013)	(1,685)
Foreign exchange loss	(35)	(42)	(274)	(154)
Other income	—	—	154	1
Total	453	(1,385)	(4,133)	(1,838)

The following reflects the changes in the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from December 31, 2015 to September 30, 2016:

2016
$
Balance of unrecognized tax benefits as at January 1	7,511
Increases for positions related to the current period	3,430
Changes for positions taken in prior periods	388
Decreases related to statute of limitations	(121)
Balance of unrecognized tax benefits as at September 30	11,208

The majority of the net increase for positions for the three and nine months ended September 30, 2016 relates to potential tax on freight income.

The Company does not presently anticipate its uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected.